Sale of Equipment Installment Receivables (Tables)	12 Months Ended
Dec. 31, 2017
Changes In Other Assets [Abstract]
Finance Receivables [Table Text Block]
	2017	2016	2015
Gross receivables sold	$8,058	$7,629	$7,436
Net receivables sold[1]	7,388	6,913	6,704
Cash proceeds received	5,623	4,574	4,439
Deferred purchase price recorded	2,077	2,368	2,266
Guarantee obligation recorded	215	-	-
[1]	Receivables net of allowance, imputed interest and trade-in right guarantees.

Finance Receivables Repurchased [Table Text Block]
	2017	2016	2015
Fair value of repurchased receivables	$1,699	$1,675	$685
Carrying value of deferred purchase price	1,524	1,638	534
Gain on repurchases[1]	$175	$37	$151
[1]	These gains are included in “Selling, general and administrative” in the consolidated statements of income.